Condensed combined consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Statements of Operations and Comprehensive Income
Equity-based compensation	$ 6,597	$ 3,339	$ 12,376	$ 5,281	$ 11,618	$ 24,349